Employee Benefits - Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Weighted average exercise price
Outstanding at the beginning of the year (in usd per share)	$ 0.02	$ 0	$ 0
Granted during the year (in usd per share)	3.67	0.11	0
Forfeited / canceled during the year (in usd per share)	0.18	0.04	0
Exercised during the year (in usd per share)	1.42	0	0
Outstanding at the end of the year (in usd per share)	1.47	0.02	0
Exercisable at the end of the year (in usd per share)	$ 1.54	$ 0.01	$ 0
Number of options
Outstanding at the beginning of the year (in shares)	21,107,487	20,120,425	19,666,539
Granted during the year (in shares)	8,155,289	4,109,243	2,786,856
Forfeited / canceled during the year (in shares)	(6,204,471)	(3,122,181)	(2,332,970)
Exercised during the year (in shares)	(162,040)	0	0
Outstanding at the end of the year (in shares)	22,896,265	21,107,487	20,120,425
Exercisable at the end of the year (in shares)	19,105,908	16,461,945	11,817,828